Balance Sheet Components (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 758,228		$ 758,228		$ 892,352
Capitalized Contract Cost, Net, Current	36,606,560		36,606,560		28,146,895
Capitalized Contract Cost, Net, Noncurrent	18,682,545		18,682,545		13,358,585
Depreciation, Depletion and Amortization	109,912	$ 102,067	219,726	$ 241,830
Amortization	1,060,372	1,037,834	2,129,217	1,958,658	3,890,966	$ 2,660,029
Amortization of Intangible Assets	$ 4,950,990	$ 5,094,791	9,901,980	10,127,515	20,301,665	7,806,517
Impairment of Intangible Assets, Finite-lived			$ 0	$ 0	$ 0	$ 0